UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22768
Investment Company Act file number

Sound Point Floating Rate Income Fund
 (Exact name of registrant as specified in charter)

375 Park Avenue, 25th Floor
 New York, New York 10152
(Address of principal executive offices) (Zip code)

Stephen J. Ketchum
c/o Sound Point Capital Management, L.P.
375 Park Avenue, 25th Floor
New York, NY 10152
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-895-2260

Date of fiscal year end: August 31

Date of reporting period: July 1, 2013 - May 30, 2014

Item 1. Proxy Voting Record.

There were no proxy voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sound Point Floating Rate Income Fund

By (Signature and Title)  /s/ Stephen J. Ketchum
  Stephen J. Ketchum
  President

Date    August 28, 2014